Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Subsequent Events

SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to August 15, 2016, the date the financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent events:

During July and August 2016, the Company issued a total of 125,000 common shares to consultants in connection with the services provided by them.  The value of the services will be determined based on the market price on the date of issuance.

During July 2016, 110,742 warrants were exercised at an exercise price of $0.835.

On August 1, 2016, the Company entered into a subscription agreement by and among the Company and the lending parties for the issuance of an aggregate principal amount of $425,000 unsecured convertible promissory notes pursuant to an offering to accredited investors for up to $2,500,000 (increased from the original amount of $1,000,000), of which $875,000 have previously been sold (also refer Note 7).

SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to August 22, 2016, the date the financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent event:

In contemplation of the acquisition of iMedical, on February 2, 2016, the Company’s Board of Directors approved the increase in authorized capital stock from 100,000,000 shares of common stock to 125,000,000 shares of common stock, with a par value of $0.001 per share, and from 1,000,000 shares of preferred stock to 10,000,000 shares of preferred stock, with a par value of $0.001 per share.

On May 3, 2016, the Company appointed Mr. David A. Rosa as director to fill the remaining vacancy on the Board of Directors of the Company.  In connection with the appointment of Mr. Rosa, the Company authorized the issuance of warrants to purchase 40,000 shares of its common stock, at an exercise price per share of $2.00, with such other terms and conditions as the officers of the Company deem reasonable and acceptable.

On April 27, 2016, the Company appointed Dr. Norman M. Betts as director to fill one of two vacancies on the Board of Directors.  In connection with the appointment of Dr. Betts, the Company authorized the issuance of warrants to purchase 40,000 shares of its common stock, at an exercise price per share of $2.00, with such other terms and conditions as the officers of the Company deem reasonable and acceptable.

From March to June 2016, the Company commenced a bridge offering of up to an aggregate of $1,000,000 of convertible promissory notes to various investors amounting to $825,000. These notes have a maturity date of 12 months and carry an annual interest rate of 10%. The Bridge Notes principal is paid in cash and interest at 100% average 3 trading days (“TD”) volume weighted average price (“VWAP”) over the last 10 TD plus an embedded warrant at maturity. All of the outstanding principal and accrued interest shall convert (“Forced Conversion”) into units/securities upon the consummation of a Qualified Financing, based upon the lesser of: (i) $1.65 per units/securities and (ii) the quotient obtained by dividing (x) the balance on the Forced Conversion date multiplied by 1.20 by the actual price per unit/security in the Qualified Financing. Upon the Forced Conversion Date, the Holder shall further be issued Warrants exercisable into a number of shares of Common Stock equal to the number of Conversion Shares (but, in the case of units of securities, the primary equity security or the number of shares of Common Stock underlying the primary security if the primary security is not Common Stock).

During July and August 2016, the Company issued a total of 125,000 common shares to consultants in connection with the services provided by them.  The value of the services will be determined based on the market price on the date of issuance.

During July 2016, 110,742 warrants were exercised at an exercise price of $0.835.

On August 1, 2016, the Company entered into a subscription agreement by and among the Company and the lending parties for the issuance of an aggregate principal amount of $425,000 unsecured convertible promissory notes pursuant to an offering to accredited investors for up to $2,500,000 (increased from the original amount of $1,000,000), of which $875,000 have previously been sold (also refer Note 7).

On August 8, 2016 and August 12, 2016, the Company entered into a subscription agreement by and among the Company and the lending parties for the issuance of an aggregate principal amount of $300,000 unsecured convertible promissory notes pursuant to an offering to accredited investors for up to $2,500,000 (increased from the original $1,000,000) of which $1,150,000 have previously been sold.

On August 12, 2016, the Company instituted a claim again a former employee involving a contract dispute, under which the Company is seeking damages of $777,800 (CAD 1,000,000) and declaration that all the shares for which the former employee has exercised an option are null and void. At present, neither the possible outcome nor the amount of possible settlement can be foreseen. Therefore, no amount relating to this claim has been recognized in the consolidated financial statements.